Schedule of Income Taxes (Tables)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Income Taxes (Tables)
Summary of Tax Credit Carryforwards

The benefit from income taxes consisted of the following:

Provision for Income Taxes	2013	2012
Deferred	$77,701	$(707,270)
Effect of offset from Kansas property acquisition	-	406,946
	$77,701	$(300,324)

Summary of Tax Credit Carryforwards.

For the year ended December 31, 2012, the Company calculated a net tax benefit of $300,324.  The benefit from income taxes consisted of the following:

Benefit From Income Taxes	2012	2011
Deferred	$(707,270)	$-
Effect of offset from Kansas property acquisition	406,946
	$(300,324)	$-

Schedule of Effective Income Tax Rate Reconciliation

The following is a reconciliation of income taxes computed using the U.S. federal statutory rate to the provision for income taxes:

Rate Reconciliation	2013	2012
Tax at federal statutory rate (34%)	$(127,333)	$(669,666)
Non-deductible expenses	4,450	1,098
True-up prior return	213,431	406,946
States taxes, net of Federal benefit	17,864	(93,950)
Effect of tax rates lower than statutory rate	5,017	55,248
	$77,701	$(300,324)

Schedule of Effective Income Tax Rate Reconciliation.

The following is a reconciliation of income taxes computed using the U.S. federal statutory rate to the provision for income taxes:

Rate Reconciliation	2012	2011
Tax at federal statutory rate (34%)	$(669,666)	$24,306
Non-deductible expenses	1,098	(24,306)
Effect of offset from Kansas property acquisition	406,946	-
States taxes, net of Federal benefit	(93,950)	-
Effect of tax rates lower than statutory rate	55,248	-
	$(300,324)	$-

Schedule of Deferred Tax Assets and Liabilities.

The net deferred tax liability consisted of the following at December 31, 2013 and 2012:

Deferred Taxes:	2013	2012
Deferred tax liabilities
Property and equipment	$9,009,106	$3,094,811

Deferred tax assets
Stock-based compensation	1,682,601	386,541
Operating loss and IDC carryforwards	6,622,853	2,082,319
Deferred tax assets	8,305,439	2,468,860
Net deferred income tax liability	$703,651	$625,951

Schedule of Deferred Tax Assets

The net deferred tax liability consisted of the following at December 31, 2012 and 2011:

Deferred Taxes:	2012	2011
Deferred tax liabilities
Property and equipment	$3,094,811	$-

Deferred tax assets
Stock-based compensation	386,541	-
Operating loss and IDC carryforwards	2,082,319	-
Deferred tax assets	2,468,860	-
Net deferred income tax liability	$625,951	$-